Investment Properties - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about investment property [line items]
Adjustment to rent income	$ 114,538	$ 3,727	$ 3,865	$ 54,139
Construction in progress [member]
Disclosure of detailed information about investment property [line items]
Reclassification of buildings and land use right to investment properties	$ 9,722,579
Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Operating lease Term	1 year	1 year
Top of range [member]
Disclosure of detailed information about investment property [line items]
Operating lease Term	20 years	20 years